CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended								3 Months Ended								12 Months Ended
	Nov. 17, 2014	Sep. 15, 2014	May 28, 2014	Mar. 14, 2014	Dec. 16, 2013	Sep. 11, 2013	Jun. 06, 2013	Mar. 14, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Storage rental																	$ 1,860,243	$ 1,784,721	$ 1,733,138
Service																	1,257,450	1,239,902	1,270,817
Total Revenues									777,978	782,697	786,892	770,126	768,207	755,314	754,396	746,706	3,117,693	3,024,623	3,003,955
Operating Expenses:
Cost of sales (excluding depreciation and amortization)																	1,344,636	1,288,878	1,277,113
Selling, general and administrative																	869,572	924,031	850,371
Depreciation and amortization																	353,143	322,037	316,344
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net																	1,065	430	4,661
Total Operating Expenses																	2,568,416	2,535,376	2,448,489
Operating Income (Loss)									127,895	141,476	147,290	132,616	97,075	139,958	129,697	122,517	549,277	489,247	555,466
Interest Expense, Net (includes Interest Income of $2,418, $4,208 and $2,443 in 2012, 2013, and 2014, respectively)																	260,717	254,174	242,599
Other Expense (Income), Net																	65,187	75,202	16,062
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate																	223,373	159,871	296,805
Provision (Benefit) for Income Taxes																	(97,275)	62,127	114,304
(Gain) Loss on sale of real estate, net of tax																	(8,307)	(1,417)	(206)
Income (Loss) from Continuing Operations									12,674	858	272,702	42,721	48,339	5,330	27,340	18,152	328,955	99,161	182,707
(Loss) Income from Discontinued Operations, Net of Tax									729		(326)	(612)	(684)	(571)	(98)	2,184	(209)	831	(6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax																			(1,885)
Net Income (Loss)									13,403	858	272,376	42,109	47,655	4,759	27,242	20,336	328,746	99,992	174,048
Less: Net Income (Loss) Attributable to Noncontrolling Interests																	2,627	3,530	3,126
Net Income (Loss) Attributable to Iron Mountain Incorporated									$ 12,749	$ 66	$ 271,637	$ 41,667	$ 47,059	$ 3,849	$ 26,366	$ 19,188	$ 326,119	$ 96,462	$ 170,922
Earnings (Losses) per Share-Basic:
(Loss) Income from Continuing Operations (in dollars per share)									$ 0.06		$ 1.42	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 1.68	$ 0.52	$ 1.05
Total (Loss) Income from Discontinued Operations (in dollars per share)																$ 0.01			$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)									$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 1.67	$ 0.51	$ 0.98
Earnings (Losses) per Share-Diluted:
(Loss) Income from Continuing Operations (in dollars per share)									$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.09	$ 1.67	$ 0.52	$ 1.04
Total (Loss) Income from Discontinued Operations (in dollars per share)																$ 0.01			$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)									$ 0.06		$ 1.40	$ 0.22	$ 0.24	$ 0.02	$ 0.14	$ 0.10	$ 1.66	$ 0.50	$ 0.98
Weighted Average Common Shares Outstanding-Basic (in shares)																	195,278	190,994	173,604
Weighted Average Common Shares Outstanding-Diluted (in shares)																	196,749	192,412	174,867
Dividends Declared per Common Share (in dollars per share)	$ 0.4750	$ 0.4750	$ 0.2700	$ 0.2700	$ 0.2700	$ 0.2700	$ 0.2700	$ 0.2700									$ 5.3713	$ 1.0800	$ 5.1200